FINANCIAL INSTRUMENTS: (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Financial Instruments Details Narrative Abstract
Financial Assets At Fair Value Through Profit And Loss	$ 1,670	$ 1,825